Segment Information - Schedule of Reconciliation of Adjusted EBITDA to Profit Before Tax (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Adjusted EBITDA to Profit Before Tax [Line Items]
Total Adjusted EBITDA	$ 515	$ 538
Depreciation	(118)	(127)
Amortization	(45)	(49)
Impairment, net	(3)	(1)
(Loss)/gain on disposal of non-current assets	(1)	2
Finance costs	(82)	(82)
Finance income	40	35
Other non-operating gain/(loss), net	2	(8)
Net foreign exchange gain	39	38
Profit/(loss) before tax	$ 347	$ 346